Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution - CLF ( ) in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
Micro and small companies [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Percentage of Coverage			85.00%
Percentage of Deductible until June 2020		5.00%
Percentage of Deductible after June 2020	2.50%
Micro and small companies [Member] | Minimum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)
Micro and small companies [Member] | Maximum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)			25,000
Medium-sized companies [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Percentage of Coverage			80.00%
Percentage of Deductible until June 2020		3.50%
Percentage of Deductible after June 2020	2.50%
Medium-sized companies [Member] | Minimum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)			25,000
Medium-sized companies [Member] | Maximum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)			100,000
Large companies I [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Percentage of Coverage			70.00%
Percentage of Deductible until June 2020		2.50%
Percentage of Deductible after June 2020	2.50%
Large companies I [Member] | Minimum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)			100,000
Large companies I [Member] | Maximum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)			600,000
Large companies II [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Percentage of Coverage			60.00%
Percentage of Deductible until June 2020		2.50%
Percentage of Deductible after June 2020	2.50%
Large companies II [Member] | Minimum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)			600,000
Large companies II [Member] | Maximum [Member]
Risk Management (Details) - Schedule of loans include deductible amount that available from annual sales level of each institution [Line Items]
Annual Income (in Unidad de Fomento)			1,000,000